Transfer of Financial Assets - Roll-Forwards of Amount of Servicing Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Transfers and Servicing [Abstract]
Beginning balance	¥ 63,754	¥ 57,705
Increase mainly from loans sold with servicing retained	13,285	17,434
Decrease mainly from amortization	(13,518)	(12,597)
Increase (Decrease) from the effects of changes in foreign exchange rates	6,733	1,212
Ending balance	¥ 70,254	¥ 63,754